Business Combinations - Summary of Aggregate Value of the Consideration Paid by OPES in the Business Combination (Details) $ in Thousands	Dec. 16, 2020 USD ($)
Business Acquisition [Line Items]
Total Consideration	$ 236,887
BurgerFi International LLC [Member]
Business Acquisition [Line Items]
Cash	30,000
Stock	103,680
Contingent consideration	103,207
Total Consideration	$ 236,887